Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use assets

(CHF in millions)	Storage	Stores & showrooms	Offices	Cars	Total

Cost at January 1, 2022	77.9	14.8	102.9	4.5	200.2
Accumulated Depreciation at January 1, 2022	(5.0)	(3.0)	(11.0)	(3.3)	(22.3)
Net book amount at January 1, 2022	72.9	11.9	91.9	1.2	177.9

Six month period ended June 30, 2022
Opening net book amounts	72.9	11.9	91.9	1.2	177.9
Additions	—	5.1	6.8	2.3	14.2
Disposals	—	—	—	(0.2)	(0.2)
Depreciation	(3.8)	(1.9)	(4.4)	(0.7)	(10.9)
Currency Translation	4.8	0.1	0.5	0.1	5.6
Net book value at June 30, 2022	73.9	15.3	94.8	2.6	186.6

Cost at June 30, 2022	83.1	20.2	109.1	6.7	219.1
Accumulated Depreciation at June 30, 2022	(9.2)	(5.0)	(14.2)	(4.0)	(32.5)
Net book amount at June 30, 2022	73.9	15.3	94.8	2.6	186.6

Cost at January 1, 2023	28.7	45.6	111.0	7.4	192.7
Accumulated Depreciation at January 1, 2023	(11.9)	(7.7)	(16.8)	(4.6)	(41.1)
Net book amount at January 1, 2023	16.8	37.9	94.2	2.8	151.6

Six month period ended June 30, 2023
Opening net book amounts	16.8	37.9	94.2	2.8	151.6
Lease modification	(4.1)	0.1	0.7	—	(3.3)
Additions	—	12.3	6.6	1.3	20.2
Disposals	(0.1)	—	—	(0.2)	(0.2)
Depreciation	(2.8)	(4.2)	(5.0)	(1.0)	(13.0)
Currency Translation	(0.2)	(1.5)	(0.7)	(0.1)	(2.5)
Net book value at June 30, 2023	9.6	44.6	95.8	2.9	152.9

Cost at June 30, 2023	23.9	55.9	117.4	7.9	205.0
Accumulated Depreciation at June 30, 2023	(14.3)	(11.2)	(21.6)	(4.9)	(52.1)
Net book amount at June 30, 2023	9.6	44.6	95.8	2.9	152.9